OPERATING SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
OPERATING SEGMENT INFORMATION
Schedule of revenues, insurance expenses, and net earnings by segment

REVENUES

(in thousands)	2011	2010	2009
Casualty	$236,198	$232,047	$265,957
Property	203,660	181,645	155,303
Surety	98,594	79,690	70,701
Segment totals before income taxes	$538,452	$493,382	$491,961
Net investment income	63,681	66,799	67,346
Net realized gains (losses)	17,036	23,243	(12,755)
Total	$619,169	$583,424	$546,552

INSURANCE EXPENSES

(in thousands)	2011	2010	2009
Loss and settlement expenses:
Casualty	$85,091	$114,861	$123,366
Property	101,969	82,463	68,606
Surety	13,024	4,008	11,416
Segment totals before income taxes	$200,084	$201,332	$203,388
Policy acquisition costs:
Casualty	$64,717	$60,280	$69,245
Property	57,656	53,055	51,886
Surety	55,352	44,736	40,889
Segment totals before income taxes	$177,725	$158,071	$162,020
Other insurance expenses:
Casualty	$22,215	$20,474	$21,934
Property	13,481	12,042	11,550
Surety	8,616	6,068	6,284
Segment totals before income taxes	$44,312	$38,584	$39,768
Total	$422,121	$397,987	$405,176

NET EARNINGS (LOSSES)

(in thousands)	2011	2010	2009
Casualty	$64,175	$36,432	$51,412
Property	30,554	34,085	23,261
Surety	21,602	24,878	12,112
Net underwriting income	$116,331	$95,395	$86,785
Net investment income	63,681	66,799	67,346
Realized gains (losses)	17,036	23,243	(12,755)
General corporate expense and interest on debt	(13,816)	(14,048)	(13,991)
Equity in earnings of unconsolidated investees	6,497	7,101	5,052
Total earnings before income taxes	$189,729	$178,490	$132,437
Income taxes	$59,138	$51,058	$38,592
Total	$130,591	$127,432	$93,845

Schedule of net premiums earned by major product type

	Year ended December 31,
(in thousands)	2011	2010	2009
CASUALTY
General liability	$85,020	$96,659	$115,439
Commercial and personal umbrella	63,020	61,370	62,388
Commercial transportation	34,106	40,262	42,185
P&C package business	16,379	—	—
Executive products	14,665	13,624	13,936
Professional services	13,151	6,202	2,487
Specialty programs	4,325	7,188	21,577
Other casualty	5,532	6,742	7,945
Total	$236,198	$232,047	$265,957
PROPERTY
Commercial property	$80,743	$80,471	$81,828
Marine	51,654	47,981	52,470
Crop reinsurance	34,935	27,082	—
Property reinsurance	19,925	14,664	9,402
Other property	16,403	11,447	11,603
Total	$203,660	$181,645	$155,303
SURETY
Miscellaneous	$34,837	$24,855	$23,406
Contract	24,354	18,970	14,129
Commercial	21,317	18,869	16,550
Oil and gas	18,086	16,996	16,616
Total	$98,594	$79,690	$70,701
Grand total	$538,452	$493,382	$491,961